Property and Equipment - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 4,902,000	$ 2,398,000	$ 11,734,000	$ 6,407,000	$ 5,433,000
Software amortization expense	$ 1,200,000	$ 500,000	3,000,000.0	1,200,000	400,000
Proceeds from sale of laboratory equipment			0	0	100,000
Loss from sale of lab equipment			$ 0	$ 0	$ 105,000